Financial investments	6 Months Ended
Jun. 30, 2020
Financial investments [Abstract]
Financial investments
Note 8. - Financial investments

The detail of Non-current and Current financial investments as of June 30, 2020 and December 31, 2019 is as follows:

	Balance as of June 30, 2020	Balance as of December 31, 2019
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	11,189	9,874
Fair Value through Profit and Loss (Investment in Rioglass)	4,717	7,000
Derivative assets	1,972	3,182
Other receivable accounts at amortized cost	60,893	71,531
Total non-current financial investments	78,771	91,587
Contracted concessional financial assets	171,176	160,624
Derivative assets	2,032	2,048
Other receivable accounts at amortized cost	23,524	55,905
Total current financial investments	196,732	218,577

Investment in Ten West Link is a 12.5% interest in a 114-mile transmission line in the U.S.

Investment in Rioglass corresponds to a 15.12% equity interest in Rioglass, a multinational solar power and renewable energy technology manufacturer.